LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Recognised finance lease as assets	$ 116,534	$ 117,206
Property, Plant and Equipment under finance leases [member]
Recognised finance lease as assets	$ 116,534	$ 117,206